Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Obligations
Amount Registered | shares	100,000,000
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 14,760.00
Offering Note	Note 1 - Amount Registered: This Registration Statement registers general unsecured obligations to pay up to $100,000,000 of deferred compensation (the "Obligations") from time to time in the future in accordance with the terms of the Old Republic International Corporation Nonqualified Deferred Compensation Plan (the "Plan"). Note 2 - Proposed Maximum Aggregate Offering Price: Estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act of 1933, as amended, based upon an estimate of the amount of compensation participants can defer under the Plan.